AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2026
	Shares	Value
Common Stocks - 96.0%
Communication Services - 3.8%
Meta Platforms, Inc., Class A	1,991	$1,108,409
SK Telecom Co., Ltd., Sponsored ADR (South Korea)	20,992	663,977
Warner Music Group Corp., Class A	31,504	817,844

Total Communication Services		2,590,230
Consumer Discretionary - 7.1%
Genuine Parts Co.	4,846	602,697
Lennar Corp., Class B1	9,162	739,374
Lithia Motors, Inc.	1,404	541,130
Restaurant Brands International, Inc. (Canada)	18,368	1,359,599
Starbucks Corp.	14,817	1,559,489

Total Consumer Discretionary		4,802,289
Consumer Staples - 7.2%
Cal-Maine Foods, Inc.	11,051	970,057
Dole PLC (Ireland)	54,290	767,660
The Kroger Co.	18,789	1,084,877
PepsiCo, Inc.	5,781	806,796
Unilever PLC, Sponsored ADR (United Kingdom)	19,841	1,258,118

Total Consumer Staples		4,887,508
Energy - 11.1%
Energy Transfer LP, MLP	62,041	1,263,155
Enterprise Products Partners LP, MLP [1]	32,315	1,229,586
EOG Resources, Inc.	6,463	960,983
EQT Corp.	7,012	373,669
Kinder Morgan, Inc.	50,204	1,615,565
The Williams Cos., Inc.	28,743	2,056,274

Total Energy		7,499,232
Financials - 13.3%
Axis Capital Holdings, Ltd. (Bermuda)	11,899	1,253,203
Chubb, Ltd. (Switzerland)	5,885	2,063,752
The PNC Financial Services Group, Inc.	9,035	2,257,575
The Progressive Corp.	7,775	1,643,790
Wells Fargo & Co.	20,517	1,773,695

Total Financials		8,992,015
Health Care - 11.5%
AbbVie, Inc.	3,669	920,699
Amgen, Inc.	2,426	934,398
Becton Dickinson & Co.	6,020	997,032
Johnson & Johnson	2,962	759,309
Medtronic PLC (Ireland)	11,689	998,124
Royalty Pharma PLC, Class A	42,353	2,474,686
	Shares	Value

Smith & Nephew PLC, Sponsored ADR (United Kingdom)[1]	23,656	$746,583

Total Health Care		7,830,831
Industrials - 10.4%
Expeditors International of Washington, Inc.	2,469	414,520
Lockheed Martin Corp.	2,039	1,188,207
McGrath RentCorp	8,557	985,339
Paycom Software, Inc.	6,490	1,064,100
RELX PLC, Sponsored ADR (United Kingdom)[1]	29,829	1,056,543
Union Pacific Corp.	5,290	1,545,368
Watsco, Inc.[1]	2,540	785,622

Total Industrials		7,039,699
Information Technology - 12.3%
Avnet, Inc.	8,889	789,699
Micron Technology, Inc.	777	639,494
Microsoft Corp.	2,877	1,336,999
Oracle Corp.	2,511	326,104
QUALCOMM, Inc.	7,115	1,050,245
Salesforce, Inc.	5,398	993,340
TE Connectivity PLC (Ireland)	5,853	1,203,904
Texas Instruments, Inc.	7,204	1,986,431

Total Information Technology		8,326,216
Materials - 9.2%
Air Products and Chemicals, Inc.	4,776	1,408,395
Amrize, Ltd.	26,187	1,280,806
AptarGroup, Inc.	6,817	913,205
International Flavors & Fragrances, Inc.	21,696	1,718,757
RPM International, Inc.	8,493	909,346

Total Materials		6,230,509
Real Estate - 3.1%
American Tower Corp., REIT	6,399	1,109,331
Mid-America Apartment Communities, Inc., REIT	7,560	1,000,490

Total Real Estate		2,109,821
Utilities - 7.0%
Constellation Energy Corp.	2,845	747,524
Duke Energy Corp.	10,286	1,290,173
H2O America[1]	18,123	1,111,484
IDACORP, Inc.	4,635	662,388
Northwestern Energy Group, Inc.	13,672	939,813

Total Utilities		4,751,382

Total Common Stocks (Cost $49,782,369)		65,059,732

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Preferred Stocks - 2.9%
Information Technology - 2.9%
Hewlett Packard Enterprise Co., 7.625%	7,949	$989,889
Oracle Corp., 6.500%	22,606	946,739

Total Preferred Stocks (Cost $1,591,489)		1,936,628

	Principal Amount
Short-Term Investments - 2.8%
Joint Repurchase Agreements - 1.8%[2]
Citadel Securities LLC, dated 07/31/26, due 08/03/26, 3.700% total to be received $682,210 (collateralized by various U.S. Treasuries, 0.000% - 5.000%, 08/15/26 - 05/15/56, totaling $695,854)	$682,000	682,000
Daiwa Capital Markets America, dated 07/31/26, due 08/03/26, 3.640% total to be received $74,724 (collateralized by various U.S. Treasuries, 0.125% - 4.375%, 12/31/26 - 11/30/32, totaling $76,195)	74,701	74,701
	Principal Amount	Value

Jefferies LLC, dated 07/31/26, due 08/03/26, 3.670% total to be received $468,143 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 09/15/26 - 11/15/55, totaling $477,360)	$468,000	$468,000

Total Joint Repurchase Agreements		1,224,701
Repurchase Agreements - 1.0%
Fixed Income Clearing Corp., dated 07/31/26, due 08/03/26, 3.350% total to be received $682,190 (collateralized by a U.S. Treasury Note, 3.750%, 06/30/27, totaling $695,713)	682,000	682,000

Total Short-Term Investments (Cost $1,906,701)		1,906,701
Total Investments - 101.7% (Cost $53,280,559)		68,903,061
Other Assets, less Liabilities - (1.7)%		(1,167,063)
Net Assets - 100.0%		$67,735,998

[1]	Some of these securities, amounting to $4,894,353 or 7.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$65,059,732	—	—	$65,059,732
Preferred Stocks†	1,936,628	—	—	1,936,628
Short-Term Investments
Joint Repurchase Agreements	—	$1,224,701	—	1,224,701
Repurchase Agreements	—	682,000	—	682,000
Total Investments in Securities	$66,996,360	$1,906,701	—	$68,903,061

†	All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2026, there were no transfers in or out of Level 3.

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,894,353	$1,224,701	$3,854,081	$5,078,782
The following table summarizes the securities received as collateral for securities lending at July 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	07/31/26-08/15/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.